SUBSIDIARIES (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2022
Australian rail operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%	80.00%
Voting interest (%)	80.00%	80.00%
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	31.00%	31.00%
Voting interest (%)	92.00%	92.00%
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	21.00%	21.00%
Voting interest (%)	75.00%	75.00%
Brazilian electricity transmission operation(2),(3)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	31.00%	0.00%
Voting interest (%)	100.00%	0.00%
Disposal of ownership interest, percentage			31.00%
European residential infrastructure operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	13.00%	11.00%
Voting interest (%)	55.00%	51.00%
North American residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	26.00%	26.00%
Voting interest (%)	100.00%	100.00%
North American residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	26.00%	0.00%
Voting interest (%)	100.00%	0.00%
European residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	25.00%	0.00%
Voting interest (%)	100.00%	0.00%
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	21.00%	21.00%
Voting interest (%)	100.00%	100.00%
North American rail operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	9.00%	9.00%
Voting interest (%)	100.00%	100.00%
U.K. ports operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	59.00%	59.00%
Voting interest (%)	100.00%	100.00%
Australian port operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	27.00%	27.00%
Voting interest (%)	100.00%	100.00%
Peruvian toll roads
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	17.00%	17.00%
Voting interest (%)	57.00%	57.00%
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	28.00%	0.00%
Voting interest (%)	100.00%	0.00%
North American gas storage - Warwick Gas Storage L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	25.00%	25.00%
Voting interest (%)	100.00%	100.00%
North American gas storage operation - Lodi Gas Storage
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	40.00%	40.00%
Voting interest (%)	100.00%	100.00%
North American gas storage operation - Rockpoint Gas Storage Partners L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	40.00%	40.00%
Voting interest (%)	100.00%	100.00%
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	56.00%	56.00%
Voting interest (%)	100.00%	100.00%
Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	29.00%	29.00%
Voting interest (%)	100.00%	100.00%
U.S. colocation data center operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	29.00%	29.00%
Voting interest (%)	100.00%	100.00%
Australian data center operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	29.00%	29.00%
Voting interest (%)	100.00%	100.00%
Indian Telecom Towers Operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	16.00%	17.00%
Voting interest (%)	100.00%	100.00%
Indian Telecom Towers Operation, Crest Digitel Private Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	16.00%	17.00%
Voting interest (%)	100.00%	100.00%
U.K. wireless infrastructure operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	24.00%	24.00%
Voting interest (%)	100.00%	100.00%
European hyperscale data center platform
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	19.00%	0.00%
Voting interest (%)	100.00%	0.00%
Holding LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%	70.00%
Voting interest (%)	100.00%	100.00%